Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other payables and accrued liabilities
Contract deposit	$ 98,280,724	$ 107,480,079
Accrued expenses	47,003,084	51,306,223
Debt extinguishment costs	11,665,069	13,761,966
Deed tax and maintenance fund withheld for customers	8,272,296	9,998,534
Bidding deposit	4,213,479	3,723,584
Welfare payable	1,480,963	1,893,635
Other tax payable	26,734,901	14,786,612
Accrued aircraft operating expense	1,654,945	1,415,369
Accrued interest expense	38,893,375	47,214,392
Purchase consideration payable for asset acquisitions and business combinations	66,868,333	75,565,148
Others	18,096,825	13,961,958
Total	$ 323,163,994	$ 341,107,500